Note 27 - Financial Instruments - Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Cash at bank and in hand	$ 2,824	$ 7,129	$ 4,522	$ 1,900	$ 1,939	$ 10,970
Restricted cash	1,013	632	1,319
Loans and borrowings	25,954	21,686	19,267		22,340
Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Trade and other receivables	8,587	8,144	7,971		7,392
Cash at bank and in hand	2,824	7,129	4,522		1,939
Restricted cash	1,013	632	1,319
Total	12,424	15,905	13,812		9,331
Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Loans and borrowings	25,954	21,686	19,267		22,340
Trade and other payables	7,504	12,281	11,016		11,724
Total	$ 33,458	$ 33,967	$ 30,283		$ 34,064